LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 10) - Non-performing Loans (collectively evaluated) [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Overdue loans	$ 614,774	$ 541,297
Loans with not overdue but classified as non-performing loans	18,687	22,834
Total	633,461	564,131
Commercial loans [Member]
Disclosure of financial assets [line items]
Overdue loans	362,968	311,755
Loans with not overdue but classified as non-performing loans	5,554	5,083
Total	368,522	316,838
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Overdue loans	159,265	145,084
Loans with not overdue but classified as non-performing loans	2,503	2,488
Total	161,768	147,572
Consumer Loans [Member]
Disclosure of financial assets [line items]
Overdue loans	92,541	84,458
Loans with not overdue but classified as non-performing loans	10,630	15,263
Total	$ 103,171	$ 99,721